Note 4 - Loans and Leases - Summary of the Activity in the Allowance for Loan and Lease Losses of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan and lease losses beginning balance	$ 9,994	$ 4,131	$ 3,527
Provision for loan losses	300	6,200	550
Losses charged off	(11)	(390)	(180)
Recoveries	72	53	234
Allowance for loan and lease losses ending balance	10,355	9,994	4,131
Impaired Loans [Member]
Allowance for loan and lease losses beginning balance	255	435	128
Provision for loan losses	(255)	(180)	307
Losses charged off	0	0	0
Recoveries	0	0	0
Allowance for loan and lease losses ending balance	$ 0	$ 255	$ 435